BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 3) (Details) - Loto Interactive $ in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Jun. 18, 2021 HKD ($) shares	Jun. 18, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Number of shares acquired | shares	30,642,534	30,642,534	169,354,839	169,354,839
Total consideration paid	$ 26,224	$ 3,378	$ 105,000	$ 13,503
Ownership interest held	59.80%	59.80%	54.20%	54.20%
Total acquisition costs | $					$ 796